united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	COMMON STOCKS - 27.8%
	AIRLINES - 0.8%
2,820	American Airlines Group, Inc.	$ 109,501
2,613	United Continental Holdings, Inc. *	138,620
		248,121
	APPAREL - 0.3%
2,830	Steven Madden, Ltd. *	103,044

	AUTO MANUFACTURERS - 0.3%
2,850	General Motors Co.	85,557

	BANKS - 1.2%
8,215	Bank of America Corp.	127,990
1,760	Capital One Financial Corp.	127,635
4,050	Morgan Stanley	127,575
		383,200
	BEVERAGES - 0.3%
993	PepsiCo, Inc.	93,640

	BUILDING MATERIALS - 0.4%
1,738	Headwaters, Inc. *	32,674
190	Martin Marietta Materials, Inc.	28,871
1,688	Owens Corning	70,744
		132,289
	CHEMICALS - 0.7%
957	Ashland, Inc.	96,293
3,123	Dow Chemical Co.	132,415
		228,708
	COMMERCIAL SERVICES - 1.9%
2,853	ADT Corp.	85,305
6,474	Booz Allen Hamilton Holding Corp.	169,684
1,760	Euronet Worldwide, Inc. *	130,398
4,506	Hertz Global Holdings, Inc. *	75,385
2,548	KAR Auction Services, Inc.	90,454
755	Monro Muffler Brake, Inc.	51,000
		602,226
	COSMETICS/PERSONAL CARE - 0.0%
3,300	Avon Products, Inc. #	10,725

	DISTRIBUTION/WHOLESALE - 0.1%
352	Watsco, Inc.	41,705

	DIVERSIFIED FINANCIAL SERVICES - 4.9%
3,310	Air Lease Corp.	102,345
71,405	Ellington Financial LLC ^	1,276,721
3,001	FNF Group	106,445
4,470	LendingClub Corp. *	59,138
		1,544,649

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	ELECTRONICS - 0.4%
1,327	Jabil Circuit, Inc.	$ 29,606
1,078	OSI Systems, Inc. *	82,963
		112,569
	ENGINEERING & CONSTRUCTION - 0.4%
7,658	MasTec, Inc. *	121,226

	ENTERTAINMENT - 0.2%
6,592	Scientific Games Corp. *	68,708

	FOOD - 0.6%
825	Tootsie Roll Industries, Inc.	25,814
750	United Natural Foods, Inc. *	36,383
3,432	Whole Foods Market, Inc.	108,623
		170,820
	HEALTHCARE-SERVICES - 0.4%
3,713	Air Methods Corp. *	126,128

	HOME FURNISHINGS - 0.2%
802	American Woodmark Corp. *	52,026

	INSURANCE - 0.1%
706	Assured Guaranty, Ltd.	17,650

	INTERNET - 0.9%
206	Google, Inc. - Class A *	131,504
2,404	RingCentral, Inc. - Class A *	42,725
1,580	TripAdvisor, Inc. *#	99,572
653	Yahoo!, Inc. *	18,878
		292,679
	LODGING - 0.2%
4,526	Boyd Gaming Corp. *	73,774

	MACHINERY-CONSTRUCTION & MINING - 0.1%
1,135	Oskkosh Corp.	41,235

	MEDIA - 0.5%
3,633	Gray Television, Inc. *	46,357
686	MSG Networks, Inc. *	49,488
1,898	Starz *	70,871
		166,716
	MINING - 0.1%
3,578	MAG Silver Corp. *	25,475

	MISCELLANEOUS MANUFACTURING - 0.2%
904	Ingersoll-Rand PLC - Class A	45,896

	OFFICE FURNISHINGS - 0.1%
1,053	Herman Miller, Inc.	30,369

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	OIL & GAS - 0.7%
1,720	Exxon Mobil Corp.	$ 127,882
675	Hess Corp.	33,791
1,470	Royal Dutch Shell PLC - ADR	69,663
		231,336
	PHARMACEUTICALS - 1.1%
2,738	Abbott Laboratories	110,122
1,145	Mylan, Inc. *	46,098
2,831	Pfizer, Inc.	88,922
656	VCA, Inc. *	34,538
1,652	Zoetis, Inc.	68,029
		347,709
	PRIVATE EQUITY - 0.3%
6,110	KKR & Co. LP	102,526

	REIT - 7.0%
450	Alexandria Real Estate Equities, Inc.	38,102
1,100	American Assets Trust, Inc. ^	44,946
1,100	American Campus Communities, Inc. ^	39,864
800	American Tower Corp. ^	70,384
4,200	Armada Hoffler Properties, Inc. ^	41,034
600	AvalonBay Communities, Inc. ^	104,892
875	Boston Properties, Inc. ^	103,600
1,500	Camden Property Trust ^	110,850
900	CoreSite Realty Corp. ^	46,296
4,000	Cousins Properties, Inc. ^	36,880
900	Crown Castle International Corp. ^	70,983
1,600	CyrusOne, Inc. ^	52,256
2,200	Duke Realty Corp. ^	41,910
1,200	EastGroup Properties, Inc. ^	65,016
3,300	Empire State Realty Trust, Inc. ^	56,199
800	Equity Residential ^	60,096
400	Essex Property Trust, Inc. ^	89,368
2,600	General Growth Properties, Inc. ^	67,522
2,999	GEO Group, Inc.	89,190
1,000	Healthcare Realty Trust, Inc.	24,850
2,600	Hersha Hospitality Trust ^	58,916
2,300	Host Hotels & Resorts, Inc. ^	36,363
3,000	Kite Realty Group Trust ^	71,430
600	Macerich Co.	46,092
5,047	NorthStar Realty Finance Corp.	62,330
1,400	Prologis, Inc. ^	54,460
1,100	Simon Property Group, Inc. ^	202,092
1,500	Sovran Self Storage, Inc. ^	141,450
1,200	Tanger Factory Outlet Centers, Inc. ^	39,564
1,250	UDR, Inc. ^	43,100
1,600	Urban Edge Properties ^	34,544
850	Vornado Realty Trust ^	76,857
6,830	Winthrop Realty Trust	98,079
		2,219,515

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	RETAIL - 1.0%
2,071	Denny's Corp. *	$ 22,974
838	Dillard's, Inc.	73,233
386	Foot Locker, Inc.	27,779
3,133	JC Penney Co., Inc. *	29,106
1,054	Red Robin Gourmet Burgers, Inc. *	79,830
5,357	Rite Aid Corp. *	32,517
1,504	Vitamin Shoppe, Inc. *	49,091
		314,530
	SEMICONDUCTORS - 1.4%
2,278	Cirrus Logic, Inc. *	70,613
5,659	Intersil Corp.	65,866
3,225	Mellanox Technologies, Ltd. *	116,913
573	Qualcomm, Inc.	30,787
2,013	Skyworks Solutions, Inc.	169,515
		453,694
	SOFTWARE - 0.8%
1,258	Activision Blizzard, Inc.	38,860
4,505	Callidus Software, Inc. *	76,561
6,511	CDC Corp. - Class A * (a)(c)	5,209
119,368	Trident Microsystems, Inc. * (a)(c)	2,984
1,720	VMware, Inc. - Class A *	135,519
		259,133
	TELECOMMUNICATIONS - 0.2%
2,876	Infinera Corp. *	55,499

	TOTAL COMMON STOCKS (Cost - $9,342,407)	8,803,077

	MUTUAL FUNDS - 13.1%
	ASSET ALLOCATION FUND - 7.7%
212,533	361 Managed Futures Strategy Fund - Class I ^	2,439,881

	EQUITY FUND - 5.4%
136,048	Calamos Market Neutral Income Fund - Class I ^	1,718,281

	TOTAL MUTUAL FUNDS (Cost - $4,223,305)	4,158,162

	EXCHANGE TRADED FUNDS - 9.5%
81,580	Global X FTSE Greece 20 ETF	783,984
5,980	iShares MSCI Emerging Markets ETF	196,025
6,380	iShares MSCI India ETF	182,277
44,400	iShares MSCI Italy Capped ETF #	635,808
5,080	SPDR S&P 500 ETF Trust #	973,480
4,963	Vanguard FTSE Europe ETF #	244,080
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,171,073)	3,015,654

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Principal		Interest Rate	Maturity	Value
	BONDS & NOTES - 9.0%
	BANKS - 7.0%
$ 500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX 50 Index (b)	0.000%	4/2/2018	$ 644,895
1,500,000	Morgan Stanley + - Based on the EURO STOXX 50 Index (b)	0.000%	2/24/2023	1,578,450
				2,223,345
	CHEMICALS - 0.0%
159,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	1,789

	COSMETICS/PERSONAL CARE - 0.3%
117,000	Avon Products, Inc.	6.750%	3/15/2023	83,509

	ENTERTAINMENT - 0.2%
109,345	Chukchansi Economic Development Authority - 144A ~	9.750%	5/30/2020	62,873

	ENVIRONMENTAL CONTROL - 0.3%
86,000	Tervita Corp. - 144A	10.875%	2/15/2018	47,300
48,000	Tervita Corp. - 144A	8.000%	11/15/2018	36,000
				83,300
	OIL & GAS - 0.2%
78,000	Energy XXI Gulf Coast, Inc. - 144A	11.000%	3/15/2020	36,660
63,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	15,435
				52,095
	RETAIL - 0.8%
67,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	64,990
116,000	Claire's Stores, Inc.	8.875%	3/15/2019	45,240
111,000	JC Penney Corp., Inc.	5.650%	6/1/2020	99,900
47,300	Nebraska Book Holdings, Inc. - 144A	15.000%	6/30/2016	47,300
				257,430
	TELECOMMUNICATIONS - 0.2%
86,000	United States Cellular Corp.	6.700%	12/15/2033	75,895

	TOTAL BONDS & NOTES (Cost - $2,862,298)			2,840,236

	PRIVATE NOTES - 15.2%
2,000,000	Aequitas Capital (a)(c)	11.000%	2/28/2016	2,000,000
1,300,000	Aequitas Capital (a)(c)	11.000%	6/3/2016	1,300,000
1,500,000	Aequitas Capital (a)(c)	11.000%	7/5/2016	1,500,000
	TOTAL PRIVATE NOTES (Cost - $4,800,000)			4,800,000

	OPTIONS PURCHASED * - 0.4%
Contracts**	CALL OPTIONS PURCHASED - 0.1%
	Avon Products, Inc.
34	Expiration October 2015, Exercise Price $4.00			170
	Goldman Sachs Group, Inc.
14	Expiration October 2015, Exercise Price $175.00			5,460
	Goldman Sachs Group, Inc.
13	Expiration October 2015, Exercise Price $190.00			364
	iPath S&P 500 VIX Short-Term Futures ETN
22	Expiration October 2015, Exercise Price $30.00			1,628

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Contracts**		Value
	CALL OPTIONS PURCHASED (Continued) - 0.1%
	Molson Coors Brewing Co.
13	Expiration January 2016, Exercise Price $72.50	$ 16,575
	Paypal Holdings
30	Expiration October 2015, Exercise Price $33.00	2,400
	TripAdvisor, Inc.
21	Expiration October 2015, Exercise Price $75.00	210
	TOTAL CALL OPTIONS PURCHASED (Cost - $36,515)	26,807

	PUT OPTIONS PURCHASED - 0.3%
	Avon Products, Inc.
14	Expiration October 2015, Exercise Price $4.00	1,120
	CurrencyShares Euro Trust
48	Expiration October 2015, Exercise Price $109.00	5,328
	CurrencyShares Euro Trust
40	Expiration October 2015, Exercise Price $110.00	4,840
	Energy Select Sector SPDR Fund
21	Expiration October 2015, Exercise Price $62.00	4,305
	iShares iBoxx $ High Yield Corporate Bond ETF
41	Expiration January 2016, Exercise Price $82.00	11,070
	iShares Russell 2000 ETF
27	Expiration October 2015, Exercise Price $109.00	5,832
	iShares Russell 2000 ETF
23	Expiration October 2015, Exercise Price $114.00	11,753
	SPDR S&P 500 ETF Trust
60	Expiration October 2015, Exercise Price $190.00	19,380
	SPDR S&P 500 ETF Trust
28	Expiration October 2015, Exercise Price $192.00	11,340
	SPDR S&P 500 ETF Trust
28	Expiration October 2015, Exercise Price $190.00	11,900
	TOTAL PUT OPTIONS PURCHASED (Cost - $89,282)	86,868

	TOTAL OPTIONS PURCHASED (Cost - $125,797)	113,675

	TOTAL INVESTMENTS (Cost - $24,524,880) (d) - 75.0%	$ 23,730,804
	SECURITIES SOLD SHORT (Proceeds - $5,865,129)(d) - (17.3) %	(5,472,654)
	OPTION CONTRACTS WRITTEN (Premiums Received - $81,258)(d) - (0.2) %	(70,367)
	OTHER ASSETS LESS LIABILITIES - 42.5%	13,436,056
	NET ASSETS - 100.0%	$ 31,623,839

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	SECURITIES SOLD SHORT* - (17.3) %
	COMMON STOCKS - (6.8) %
	BEVERAGES - (0.0) %
(71)	Molson Coors Brewing Co. #	$ (5,894)

	BUILDING MATERIALS - (0.1) %
(942)	Armstrong World Industries, Inc.	(44,971)

	COMMERICAL SERVICES - (0.4) %
(1,685)	Huron Consulting Group, Inc.	(105,363)
(377)	Macquarie Infrastructure Corp.	(28,147)
		(133,510)
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.1) %
(378)	Littelfuse, Inc.	(34,455)

	ELECTRONICS - (0.8) %
(472)	Arrow Electronics, Inc.	(25,779)
(10,771)	Vishay Intertechnology, Inc.	(104,478)
(2,955)	Woodward, Inc.	(120,269)
		(250,526)
	INSURANCE - (0.2) %
(2,492)	Heritage Insurance Holdings, Inc.	(49,167)

	INTERNET - (0.0) %
(163)	Alibaba Group Holding, Ltd. - ADR	(9,612)

	LEISURE TIME - (0.3) %
(1,890)	Harley-Davidson, Inc.	(103,761)

	MACHINERY-DIVERSIFIED - (0.3) %
(373)	Flowserve Corp.	(15,345)
(1,094)	Zebra Technologies Corp.	(83,746)
		(99,091)
	METAL FABRICATE/HARDWARE - (0.2) %
(563)	Valmont Industries, Inc.	(53,423)

	MINING - (0.2) %
(1,130)	Franco-Nevada Corp.	(49,743)

	MISCELLANEOUS MANUFACTURING - (0.6) %
(3,192)	Actuant Corp.	(59,988)
(599)	Crane Co.	(27,963)
(3,610)	Hillenbrand, Inc.	(93,896)
		(181,847)
	OIL & GAS - (0.2) %
(1,122)	Helmerich & Payne, Inc.	(53,026)

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	OIL & GAS SERVICES - (0.1) %
(2,805)	MRC Global, Inc.	$ (31,038)

	PACKAGING & CONTAINERS - (0.2) %
(1,205)	Bemis Co., Inc.	(47,682)

	REIT - (0.2) %
(5,047)	NorthStar Realty Finance Corp.	(62,330)

	RETAIL - (0.7) %
(2,809)	BJ's Restaurants, Inc.	(120,871)
(755)	MSC Industrial Direct Co., Inc.	(46,078)
(698)	Tractor Supply Co.	(58,855)
		(225,804)
	SEMICONDUCTORS - (1.6) %
(2,257)	Applied Materials, Inc.	(33,155)
(1,121)	IPG Photonics Corp.	(85,162)
(723)	Lam Research Corp.	(47,088)
(2,138)	Monolithic Power Systems, Inc.	(109,466)
(4,540)	ON Semiconductor Corp.	(42,446)
(2,836)	Qorvo, Inc.	(127,762)
(207)	Silicon Laboratories, Inc.	(8,550)
(3,395)	Teradyne, Inc.	(61,156)
		(514,785)
	TELECOMMUNICATIONS - (0.2) %
(3,770)	Ciena Corp.	(78,114)

	TOYS/GAMES/HOBBIES - (0.1) %
(1,082)	Mattel, Inc.	(22,787)

	TRANSPORTATION - (0.3) %
(381)	Hub Group, Inc.	(13,872)
(191)	JB Hunt Transport Services, Inc.	(13,637)
(742)	Kansas City Southern	(67,433)
		(94,942)

	TOTAL COMMON STOCKS - (Proceeds - $2,300,913)	(2,146,508)

	EXCHANGE TRADED FUNDS - (10.2) %
	COMMODITY FUNDS - (0.0) %
(1,190)	iShares Silver Trust	(16,505)

	DEBT FUNDS - (0.1) %
(731)	SPDR Barclays High Yield Bond ETF	(26,068)

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares				Value
	EQUITY FUNDS - (10.1) %
(1,032)	Industrial Select Sector SPDR Fund			$ (51,487)
(300)	iPath S&P 500 VIX Short-Term Futures ETN #			(7,680)
(2,846)	iShares Russell 2000 ETF #			(310,783)
(1,011)	Market Vectors Semiconductor ETF			(50,412)
(3,289)	Materials Select Sector SPDR Fund			(131,297)
(13,610)	SPDR S&P 500 ETF Trust #			(2,608,084)
(946)	SPDR S&P Homebuilders ETF			(32,382)
				(3,192,125)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $3,472,718)			(3,234,698)

Principal	BONDS & NOTES - (0.3) %	Interest Rate	Maturity
	INTERNET - (0.3) %
$ (89,000)	IAC/InterActive Corp.	4.875%	11/30/2018	(91,448)

	TOTAL BONDS & NOTES (Proceeds - $91,498)			(91,448)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,865,129)			(5,472,654)

Contracts***
	OPTION CONTRACTS WRITTEN * - (0.2) %
	CALL OPTION CONTRACTS WRITTEN - (0.1) %
	iPath S&P 500 VIX Short-Term Futures ETN
(16)	Expiration October 2015, Exercise Price $36.00			(400)
	iShares MSCI Italy Capped ETF
(444)	Expiration October 2015, Exercise Price $14.00			(23,310)
	Molson Coors Brewing Co.
(6)	Expiration January 2016, Exercise Price $82.50			(3,870)
	Molson Coors Brewing Co.
(6)	Expiration January 2016, Exercise Price $85.00			(3,174)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums Received - $28,633)			(30,754)

	PUT OPTION CONTRACTS WRITTEN - (0.1) %
	Energy Select Sector SPDR Fund
(26)	Expiration October 2015, Exercise Price $54.00			(416)
	Goldman Sachs Group, Inc.
(8)	Expiration October 2015, Exercise Price $170.00			(2,448)
	iShares iBoxx $ High Yield Corporate Bond ETF
(55)	Expiration January 2016, Exercise Price $75.00			(4,620)
	iShares Russell 2000 ETF
(27)	Expiration October 2015, Exercise Price $104.00			(1,890)
	iShares Russell 2000 ETF
(23)	Expiration October 2015, Exercise Price $107.00			(3,266)

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Contracts***			Value
	PUT OPTION CONTRACTS WRITTEN (Continued) - (0.1) %
	Molson Coors Brewing Co.
(13)	Expiration January 2016, Exercise Price $62.50		$ (1,170)
	SPDR S&P 500 ETF Trust
(28)	Expiration October 2015, Exercise Price $182.00		(3,276)
	SPDR S&P 500 ETF Trust
(28)	Expiration October 2015, Exercise Price $180.00		(4,788)
	SPDR S&P 500 ETF Trust
(83)	Expiration November 2015, Exercise Price $170.00		(11,205)
	Vanguard FTSE Europe ETF
(66)	Expiration October 2015, Exercise Price $49.00		(6,534)
	TOTAL PUT OPTION CONTRACTS WRITTEN (Premiums Received - $52,625)		(39,613)

	TOTAL OPTION CONTRACTS WRITTEN - (Premiums Received - $81,258)		$ (70,367)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or part of the security was held as collateral for securities sold short as of September 30, 2015.
# Subject to put and call purchased or written options
+ Structured Notes
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $230,133 or 0.7% of net assets.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
~ Defaulted on interest payments: non-income producing security.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $4,808,193 or 15.2%
of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Interest on security is contingent.
(c) Restricted securities. The aggregate value of such securities is 15.2% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $18,623,446 and differs from value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:
		Unrealized Appreciation:	$ 1,071,077
		Unrealized Depreciation:	(1,506,740)
		Net Unrealized Depreciation:	$ (435,663)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value
	COMMON STOCKS - 24.9%
	AIRLINES - 1.3%
4,100	American Airlines Group, Inc.	$ 159,203
3,803	United Continental Holdings *	201,749
		360,952
	APPAREL - 0.3%
2,503	Steven Madden, Ltd. *	91,138

	AUTO MANUFACTURERS - 0.5%
4,150	General Motors Co.	124,583

	BANKS - 2.5%
15,610	Bank of America Corp. ^	243,204
2,560	Capital One Financial Corp.	185,651
766	Citigroup, Inc. ^	38,001
5,900	Morgan Stanley	185,850
4,211	Regions Financial Corp. ^	37,941
		690,647
	BEVERAGES - 0.2%
549	PepsiCo, Inc.	51,771

	BIOTECHNOLOGY - 0.1%
125	Biogen, Inc. *	36,476

	BUILDING MATERIALS - 0.6%
1,567	Headwaters, Inc. *	29,460
168	Martin Marietta Materials, Inc.	25,528
1,490	Owens Corning	62,446
1,523	Simpson Manufacturing Co., Inc. ^	51,005
		168,439
	CHEMICALS - 1.0%
524	Airgas, Inc. ^	46,809
529	Ashland, Inc.	53,228
1,027	CF Industries Holdings, Inc. ^	46,112
1,726	Dow Chemical Co.	73,182
1,220	RPM International, Inc. ^	51,106
		270,437
	COMMERCIAL SERVICES - 1.7%
1,577	ADT Corp.	47,152
5,722	Booz Allen Hamilton Holding Corp.	149,974
1,555	Euronet Worldwide, Inc. *	115,210
2,508	Hertz Global Holdings, Inc. *	41,959
2,250	KAR Auction Services, Inc.	79,875
669	Monro Muffler Brake, Inc.	45,191
		479,361
	COSMETICS/PERSONAL CARE - 0.0%
1,800	Avon Products, Inc. #	5,850

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	DISTRIBUTION/WHOLESALE - 0.1%
311	Watsco, Inc.	$ 36,847

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
4,818	Air Lease Corp.	148,973
1,387	CoreLogic, Inc. *^	51,638
1,659	FNF Group	58,845
6,485	LendingClub Corp. *	85,797
		345,253
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
487	Hubbell, Inc. - Class B ^	41,371
386	Littelfuse, Inc. ^	35,184
		76,555
	ELECTRONICS - 0.5%
1,172	Jabil Circuit, Inc.	26,148
953	OSI Systems, Inc. *	73,343
704	TE Connectivity, Ltd.	42,163
		141,654
	ENGINEERING & CONSTRUCTION - 0.4%
6,770	MasTec, Inc. *	107,169

	ENTERTAINMENT - 0.2%
5,841	Scientific Games Corp. *	60,880

	FOOD - 0.7%
455	Tootsie Roll Industries, Inc.	14,237
662	United Natural Foods, Inc. *	32,114
4,987	Whole Foods Market, Inc.	157,838
		204,189
	HEALTHCARE-PRODUCTS - 0.2%
1,357	Patterson Cos., Inc. ^	58,690

	HEALTHCARE-SERVICES - 0.4%
3,285	Air Methods Corp. *	111,590

	HOME BUILDERS - 0.2%
971	Thor Industries, Inc. ^	50,298

	HOME FURNISHINGS - 0.2%
707	American Woodmark Corp. *	45,863

	INSURANCE - 0.3%
25	Alleghany Corp. *^	11,703
849	Arthur J Gallagher & Co.	35,047
383	Assured Guaranty, Ltd.	9,575
920	Horace Mann Educators Corp.	30,562
		86,887

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	INTERNET - 1.4%
300	Google, Inc. - Class A*	$ 191,511
2,128	RingCentral, Inc. - Class A *	37,820
2,300	TripAdvisor, Inc. *#	144,946
365	Yahoo!, Inc. *	10,552
		384,829
	LODGING - 0.3%
4,001	Boyd Gaming Corp. *	65,216

	MACHINERY-CONSTRUCTION & MINING - 0.3%
475	Caterpillar, Inc. ^	31,046
1,003	Oshkosh Corp.	36,439
		67,485
	MACHINERY-DIVERSIFIED - 0.5%
591	Deere & Co. ^	43,734
1,054	SPX Flow, Inc. *^	36,289
1,624	Xylem, Inc. ^	53,348
		133,371
	MEDIA - 0.3%
2,008	Gray Television, Inc. *	25,622
379	MSG Networks, Inc. *	27,341
1,049	Starz *	39,170
		92,133
	MINING - 0.3%
783	Compass Minerals International, Inc. ^	61,364
1,977	MAG Silver Corp. *	14,076
		75,440
	MISCELLANEOUS MANUFACTURING - 0.6%
824	General Electric Co.	20,781
500	Ingersoll-Rand PLC - Class A	25,385
1,426	ITT Corp. ^	47,671
941	Pentair PLC ^	48,029
1,054	SPX Corp. ^	12,564
		154,430
	OFFICE FURNISHINGS - 0.1%
931	Herman Miller, Inc.	26,850

	OIL & GAS - 1.5%
2,769	Exxon Mobil Corp.	205,875
360	Hess Corp.	18,022
5,440	Laredo Petroleum, Inc. *^	51,299
166	Pioneer Natural Resources Co.	20,192
2,210	Royal Dutch Shell PLC - ADR	104,732
2,643	WPX Energy, Inc. *	17,497
		417,617

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	PHARMACEUTICALS - 0.7%
1,513	Abbott Laboratories	$ 60,853
626	Mylan, Inc. *	25,203
1,565	Pfizer, Inc.	49,157
580	VCA, Inc. *	30,537
913	Zoetis, Inc.	37,597
		203,347
	PRIVATE EQUITY - 0.5%
8,885	KKR & Co. LP	149,090

	REAL ESTATE - 0.4%
1,682	Alexander & Baldwin, Inc. ^	57,743
478	Howard Hughes Corp. *^	54,846
		112,589
	REIT - 1.0%
2,653	GEO Group, Inc.	78,900
2,766	NorthStar Realty Finance Corp. #	34,160
1,367	Plum Creek Timber Co., Inc. ^	54,010
3,174	Senior Housing Properties Trust	51,419
3,775	Winthrop Realty Trust	54,209
		272,698
	RETAIL - 1.1%
770	Bed Bath & Beyond, Inc. *^	43,905
1,833	Denny's Corp. *	20,334
463	Dillard's, Inc.	40,462
342	Foot Locker, Inc.	24,614
157	JC Penney Co., Inc. *	1,458
933	Red Robin Gourmet Burgers, Inc. *	70,665
2,961	Rite Aid Corp. *	17,973
1,678	Urban Outfitters, Inc. *^	49,300
831	Vitamin Shoppe, Inc. *	27,124
		295,835
	SEMICONDUCTORS - 1.4%
2,016	Cirrus Logic, Inc. *	62,491
5,013	Intersil Corp.	58,347
2,849	Mellanox Technologies, Ltd. *	103,283
318	Qualcomm, Inc.	17,086
1,783	Skyworks Solutions, Inc.	150,146
		391,353
	SOFTWARE - 1.1%
695	Activision Blizzard, Inc.	21,468
3,985	Callidus Software, Inc. *	67,724
4,347	CDC Corp. - Class A * (a)(c)	3,478
79,632	Trident Microsystems, Inc. * (a)(c)	1,991
2,500	VMware, Inc. - Class A *	196,975
		291,636
	TELECOMMUNICATIONS - 0.2%
2,546	Infinera Corp. *	49,131

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares				Value
	TRANSPORTATION - 0.2%
596	United Parcel Service, Inc. - Class B ^			$ 58,819

	TOTAL COMMON STOCKS (Cost - $7,217,947)			6,847,398

	MUTUAL FUNDS - 8.2%
	ASSET ALLOCATION FUND - 3.9%
92,528	361 Managed Futures Strategy Fund - Class I ^			1,062,227

	DEBT FUND - 4.3%
112,782	Vanguard Short-Term Investment Grade Fund - Admiral Shares ^			1,201,128

	TOTAL MUTUAL FUNDS (Cost - $2,261,383)			2,263,355

	EXCHANGE TRADED FUNDS - 20.1%
	EQUITY FUND - 20.1%
87,400	Global X FTSE Greece 20 ETF			839,914
8,700	iShares MSCI Emerging Markets ETF			285,186
9,290	iShares MSCI India ETF			265,415
64,240	iShares MSCI Italy Capped ETF #			919,917
7,215	Vanguard FTSE Europe ETF #			354,834
16,260	Vanguard S&P 500 ETF ^			2,857,044
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,025,816)			5,522,310

Principal	BONDS & NOTES - 15.0%	Interest Rate	Maturity
	BANKS - 13.8%
$ 1,380,000	Credit Suisse Securities USA LLC + - Based on the S&P 500 Index (b)	0.000%	6/1/2017	1,873,074
1,500,000	Goldman Sachs Group, Inc. + - Based on the EURO STOXX 50 Index (b)	0.000%	4/2/2018	1,934,685
				3,807,759
	CHEMICALS - 0.0%
84,000	Momentive Performance Materials, Inc. ~ (b)	11.500%	12/1/2016	945

	COSMETICS/PERSONAL CARE - 0.2%
65,000	Avon Products, Inc.	6.750%	3/15/2023	46,394

	ENTERTAINMENT - 0.1%
60,637	Chukchansi Economic Development Authority - 144A ~	9.750%	5/30/2020	34,866

	ENVIRONMENTAL CONTROL - 0.2%
51,000	Tervita Corp. - 144A	10.875%	2/15/2018	28,050
27,000	Tervita Corp. - 144A	8.000%	11/15/2018	20,250
				48,300
	OIL & GAS - 0.1%
43,000	Energy XXI Gulf Coast, Inc. - 144A	11.000%	3/15/2020	20,210
35,000	EPL Oil & Gas, Inc.	8.250%	2/15/2018	8,575
				28,785
	RETAIL - 0.5%
37,000	Bon-Ton Department Stores, Inc.	10.625%	7/15/2017	35,890
60,000	Claire's Stores, Inc.	8.875%	3/15/2019	23,400
61,000	JC Penney Corp., Inc.	5.650%	6/1/2020	54,900
26,500	Nebraska Book Holdings, Inc. - 144A	15.000%	6/30/2016	26,500
				140,690

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Principal		Interest Rate	Maturity	Value
	TELECOMMUNICATIONS - 0.1%
$ 37,000	United States Cellular Corp.	6.700%	12/15/2033	$ 32,653

	TOTAL BONDS & NOTES (Cost - $3,352,068)			4,140,392

	PRIVATE NOTES - 14.5%
1,000,000	Aequitas Capital (a)(c)	11.000%	1/17/2016	1,000,000
3,000,000	Aequitas Capital (a)(c)	11.000%	7/5/2016	3,000,000
	TOTAL PRIVATE NOTES (Cost - $4,000,000)			4,000,000

	OPTIONS PURCHASED * - 0.4%
Contracts**	CALL OPTIONS PURCHASED - 0.1%
	Avon Products, Inc.
19	Expiration October 2015, Exercise Price $4.00			95
	Goldman Sachs Group, Inc.
20	Expiration October 2015, Exercise Price $175.00			7,800
	Goldman Sachs Group, Inc.
14	Expiration October 2015, Exercise Price $190.00			392
	iPath S&P 500 VIX Short-Term Futures ETN
11	Expiration October 2015, Exercise Price $30.00			814
	Molson Coors Brewing Co.
6	Expiration January 2016, Exercise Price $72.50			7,650
	Paypal Holdings
43	Expiration October 2015, Exercise Price $33.00			3,440
	TripAdvisor, Inc.
23	Expiration October 2015, Exercise Price $75.00			230
	TOTAL CALL OPTIONS PURCHASED (Cost - $33,974)			20,421

	PUT OPTIONS PURCHASED - 0.3%
	Avon Products, Inc.
8	Expiration October 2015, Exercise Price $4.00			640
	CurrencyShares Euro Trust
52	Expiration October 2015, Exercise Price $109.00			5,772
	CurrencyShares Euro Trust
58	Expiration October 2015, Exercise Price $110.00			7,018
	Energy Select Sector SPDR Fund
12	Expiration October 2015, Exercise Price $62.00			2,460
	iShares iBoxx $ High Yield Corporate Bond ETF
23	Expiration January 2016, Exercise Price $82.00			6,210
	iShares Russell 2000 ETF
14	Expiration October 2015, Exercise Price $109.00			3,024
	iShares Russell 2000 ETF
13	Expiration October 2015, Exercise Price $114.00			6,643
	SPDR S&P 500 ETF Trust
87	Expiration October 2015, Exercise Price $190.00			28,101

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Contracts**		Value
	PUT OPTIONS PURCHASED (Continued) - 0.3%
	SPDR S&P 500 ETF Trust
15	Expiration October 2015, Exercise Price $190.00	$ 6,375
	SPDR S&P 500 ETF Trust
15	Expiration October 2015, Exercise Price $192.00	6,075
	TOTAL PUT OPTIONS PURCHASED (Cost - $85,789)	72,318

	TOTAL OPTIONS PURCHASED (Cost - $119,763)	92,739

	TOTAL INVESTMENTS (Cost - $22,976,977) (d) - 83.1%	$ 22,866,194
	SECURITIES SOLD SHORT (Proceeds - $6,436,911)(d) - (21.7) %	(5,967,619)
	OPTION CONTRACTS WRITTEN (Premiums Received - $93,453)(d) - (0.3) %	(77,489)
	OTHER ASSETS LESS LIABILITIES - 38.9%	10,709,456
	NET ASSETS - 100.0%	$ 27,530,542

	SECURITIES SOLD SHORT* - (21.3) %
Shares	COMMON STOCKS - (6.7) %
	BEVERAGES - (0.0) %
(36)	Molson Coors Brewing Co. #	(2,989)

	BUILDING MATERIALS - (0.1) %
(833)	Armstrong World Industries, Inc.	(39,767)

	COMMERICAL SERVICES - (0.4) %
(1,494)	Huron Consulting Group, Inc.	(93,420)
(333)	Macquarie Infrastructure Corp.	(24,862)
		(118,282)
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.1) %
(335)	Littelfuse, Inc.	(30,535)

	ELECTRONICS - (0.8) %
(418)	Arrow Electronics, Inc.	(22,830)
(9,522)	Vishay Intertechnology, Inc.	(92,363)
(2,610)	Woodward, Inc.	(106,227)
		(221,420)
	INSURANCE - (0.2) %
(2,203)	Heritage Insurance Holdings, Inc.	(43,465)

	INTERNET - (0.0) %
(92)	Alibaba Group Holding, Ltd. - ADR	(5,425)

	LEISURE TIME - (0.3) %
(1,674)	Harley-Davidson, Inc.	(91,903)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares		Value
	MACHINERY-DIVERSIFIED - (0.3) %
(330)	Flowserve Corp.	$ (13,576)
(967)	Zebra Technologies Corp.	(74,024)
		(87,600)
	METAL FABRICATE/HARDWARE - (0.2) %
(499)	Valmont Industries, Inc.	(47,350)

	MINING - (0.2) %
(998)	Franco-Nevada Corp.	(43,932)

	MISCELLANEOUS MANUFACTURING - (0.6) %
(2,821)	Actuant Corp.	(53,016)
(529)	Crane Co.	(24,696)
(3,190)	Hillenbrand, Inc.	(82,972)
		(160,684)
	OIL & GAS - (0.1) %
(621)	Helmerich & Payne, Inc.	(29,348)

	OIL & GAS SERVICES - (0.1) %
(2,487)	MRC Global, Inc.	(27,519)

	PACKAGING & CONTAINERS - (0.2) %
(1,065)	Bemis Co., Inc.	(42,142)

	REIT - (0.1) %
(2,766)	NorthStar Realty Finance Corp.	(34,160)

	RETAIL - (0.7) %
(2,481)	BJ's Restaurants, Inc.	(106,757)
(668)	MSC Industrial Direct Co., Inc.	(40,768)
(619)	Tractor Supply Co.	(52,194)
		(199,719)
	SEMICONDUCTORS - (1.7) %
(2,002)	Applied Materials, Inc.	(29,409)
(989)	IPG Photonics Corp.	(75,134)
(640)	Lam Research Corp.	(41,682)
(1,893)	Monolithic Power Systems, Inc.	(96,922)
(4,013)	ON Semiconductor Corp.	(37,519)
(2,509)	Qorvo, Inc.	(113,030)
(183)	Silicon Laboratories, Inc.	(7,559)
(3,007)	Teradyne, Inc.	(54,167)
		(455,422)
	TELECOMMUNICATIONS - (0.3) %
(3,341)	Ciena Corp.	(69,226)

	TOYS/GAMES/HOBBIES - (0.0) %
(598)	Mattel, Inc.	(12,594)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Shares				Value
	TRANSPORTATION - (0.3) %
(338)	Hub Group, Inc.			$ (12,307)
(169)	JB Hunt Transport Services, Inc.			(12,067)
(655)	Kansas City Southern			(59,526)
				(83,900)

	TOTAL COMMON STOCKS - (Proceeds - $1,974,825)			(1,847,382)

	EXCHANGE TRADED FUNDS - (14.8) %
	COMMODITY FUNDS - (0.0) %
(658)	iShares Silver Trust			(9,126)

	DEBT FUNDS - (0.1) %
(488)	SPDR Barclays High Yield Bond ETF			(17,402)

	EQUITY FUNDS - (14.7) %
(571)	Industrial Select Sector SPDR Fund			(28,487)
(165)	iPath S&P 500 VIX Short-Term Futures ETN #			(4,224)
(1,468)	iShares Russell 2000 ETF #			(160,306)
(895)	Market Vectors Semiconductor ETF			(44,628)
(2,824)	Materials Select Sector SPDR Fund			(112,734)
(19,143)	SPDR S&P 500 ETF Trust #			(3,668,373)
(839)	SPDR S&P Homebuilders ETF			(28,719)
				(4,047,471)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $4,415,827)			(4,073,999)

Principal	BONDS & NOTES - (0.2) %	Interest Rate	Maturity
	INTERNET - (0.2) %
$ (45,000)	InterActive Corp.	4.875%	11/30/2018	(46,238)

	TOTAL BONDS & NOTES (Proceeds - $46,259)			(46,238)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $6,436,911)			(5,967,619)

Contracts***	OPTIONS CONTRACTS WRITTEN * - (0.3) %
	CALL OPTIONS CONTRACTS WRITTEN - (0.1) %
	iPath S&P 500 VIX Short-Term Futures ETN
(8)	Expiration October 2015, Exercise Price $36.00			(200)
	iShares MSCI Italy Capped ETF
(644)	Expiration October 2015, Exercise Price $14.00			(33,810)
	Molson Coors Brewing Co.
(3)	Expiration January 2016, Exercise Price $82.50			(1,935)
	Molson Coors Brewing Co.
(3)	Expiration January 2016, Exercise Price $85.00			(1,587)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $35,395)			(37,532)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2015
Contracts***		Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.2) %
	Energy Select Sector SPDR Fund
(15)	Expiration October 2015, Exercise Price $54.00	$ (240)
	Goldman Sachs Group, Inc.
(12)	Expiration October 2015, Exercise Price $170.00	(3,672)
	iShares iBoxx $ High Yield Corporate Bond ETF
(30)	Expiration January 2016, Exercise Price $75.00	(2,520)
	iShares Russell 2000 ETF
(14)	Expiration October 2015, Exercise Price $104.00	(980)
	iShares Russell 2000 ETF
(13)	Expiration October 2015, Exercise Price $107.00	(1,846)
	Molson Coors Brewing Co.
(6)	Expiration January 2016, Exercise Price $62.50	(540)
	SPDR S&P 500 ETF Trust
(15)	Expiration October 2015, Exercise Price $180.00	(2,565)
	SPDR S&P 500 ETF Trust
(15)	Expiration October 2015, Exercise Price $182.00	(1,755)
	SPDR S&P 500 ETF Trust
(121)	Expiration November 2015, Exercise Price $170.00	(16,335)
	Vanguard FTSE Europe ETF
(96)	Expiration October 2015, Exercise Price $49.00	(9,504)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $58,058)	(39,957)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $93,453)	$ (77,489)
* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or part of the security was held as collateral for securities sold short as of September 30, 2015.
# Subject to put and call purchased or written options
+ Structured Notes
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $129,876 or 0.5% of net assets.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
~ Defaulted on interest payments: non-income producing security.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $4,005,469 or 14.5%
of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Interest on security is contingent.
(c) Restricted securities. The aggregate value of such securities is 14.5% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $16,531,332 and differs from value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:
		Unrealized Appreciation:	$ 1,660,466
	Unrealized Depreciation:		(1,370,712)
	Net Unrealized Appreciation:		$ 289,754

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds follow the specialized accounting and reporting requirements under GAAP that are appicable to investment companies.

Security Valuation- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Funds' assets and liabilities measured at fair value:

Granite Harbor Alternative Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 8,794,884	$ -	$ 8,193	$ 8,803,077
Mutual Funds	4,158,162	-	-	4,158,162
Exchanged Traded Funds	3,015,654	-	-	3,015,654
Bonds & Notes	-	2,840,236	-	2,840,236
Private Notes	-	-	4,800,000	4,800,000
Options Purchased	113,675	-	-	113,675
Total	$ 16,082,375	$ 2,840,236	$ 4,808,193	$ 23,730,804

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 2,146,508	$ -	$ -	$ 2,146,508
Exchanged Traded Funds	3,234,698	-	-	3,234,698
Bonds Sold Short	-	91,448	-	91,448
Options Written	70,367	-	-	70,367
Total	$ 5,451,573	$ 91,448	$ -	$ 5,543,021

Granite Harbor Tactical Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 6,841,929	$ -	$ 5,469	$ 6,847,398
Mutual Funds	2,263,355	-	-	2,263,355
Exchanged Traded Funds	5,522,310	-	-	5,522,310
Bonds & Notes	-	4,140,392	-	4,140,392
Private Notes	-	-	4,000,000	4,000,000
Options Purchased	92,739	-	-	92,739
Total	$ 14,720,333	$ 4,140,392	$ 4,005,469	$ 22,866,194

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 1,847,382	$ -	$ -	$ 1,847,382
Exchanged Traded Funds	4,073,999	-	-	4,073,999
Bonds Sold Short	-	46,238	-	46,238
Options Written	77,489	-	-	77,489
Total	$ 5,998,870	$ 46,238	$ -	$ 6,045,108

There were no transfers into or out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classifications.

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The folowing is a reconciliation of assets in which Level 3 inputs were used in determining value:

Granite Harbor Alternative Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 5,300,000	$ 5,068	$ 5,305,068
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	3,125	3,125
Return of capital	-	-	-
Cost of purchases	1,500,000	-	1,500,000
Proceeds from sales	(2,000,000)	-	(2,000,000)
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 4,800,000	$ 8,193	$ 4,808,193

Granite Harbor Tactical Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 5,000,000	$ 3,382	$ 5,003,382
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	2,087	2,087
Return of capital	-	-	-
Cost of purchases	3,000,000	-	3,000,000
Proceeds from sales	(4,000,000)	-	(4,000,000)
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 4,000,000	$ 5,469	$ 4,005,469

**includes change in unrealized depreciation attributable to Level 3 investments still held at September 30, 2015 of $3,125 and $2,087 for the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund, respectively.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of September 30, 2015 the amount of depreciation on option contracts in the Granite Harbor Alternative Fund subject to equity contracts risk exposure amounted to $1,231. The amount of depreciation on option contracts in the Granite Harbor Tactical Fund subject to equity contracts risk exposure amounted to $11,060.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 11/25/15

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 11/25/15